Investment Risks - Gabelli Opportunities in Live and Sports ETF	Dec. 23, 2025
Equity Risk [Member]
Prospectus [Line Items]
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●	Equity Risk. Equity risk is the risk that the prices of the equity securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. These fluctuations may cause an equity security to be worth less than it was worth when it was purchased by the Fund. Because the value of equity securities, and thus shares of the Fund, could decline, you could lose money. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty.

Concentration Risk [Member]
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Concentration Risk. The Fund concentrates its assets (i.e., invests 25% or more of its net assets) in securities of companies in the sports sector, and, as a result, the Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified. Accordingly, the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities. Risks associated with investments in the sports sector include, among others:

Communication Services Risk [Member]
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●	Communication Services Risk. The Fund’s investments include securities issued by companies that conduct business in the communication services sector. The communication services sector consists of, among other things, companies in the media and entertainment industry. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites and Internet search engines. The communication services sector is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. The Fund’s investments in the communication services sector include companies in the media and entertainment industry, which are subject to risks that include competition, particularly with respect to products and services using new technologies; high costs of production, research and development for new content, products and services; cyclicality of revenues and earnings; changing consumer tastes and preferences; and decreases in the discretionary income of targeted consumers.

Professional Sports Risk [Member]
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●	Professional Sports Risk. Professional sports teams depend on the performance and/or popularity of their franchises, and they compete with other sporting events, which are delivered through the Internet and online services (e.g., streaming), mobile applications, television networks, radio and other sources. Professional sports teams also depend on attracting attendance to competitions at their home venues, and they compete with other leisure-time activities and entertainment options such as television shows, motion pictures, concerts and other live performances, restaurants, nightlife venues, Internet websites and other online applications such as social media and social networking platforms, and other sources of entertainment. Economic downturns and other adverse conditions, such as suspension of sports events or limitations on in-person attendance at such events, can negatively affect professional sports companies’ operations. Professional sports companies also depend on the on-field success of their teams, which is affected by the teams’ ability to develop, obtain and retain talented players.

Early Close/Trading Halt Risk [Member]
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●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any security for which trading has been halted for an extended period of time will be disclosed on the Fund’s website, www.gabelli.com.

Authorized Participant Concentration Risk [Member]
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●	Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the Fund and who have entered into agreements with the Fund’s distributor. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the Fund and no other Authorized Participant steps forward to create or redeem, Fund shares may trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs, generally. Authorized participant concentration risk may be heightened for ETFs that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes. Additionally, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s shares could, in turn, lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of those shares.

New Fund Risk [Member]
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●	New Fund Risk. The Fund is a new fund with no operating history and may have higher expenses. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Fund could cease operations, and investors may be required to liquidate or transfer their assets at a loss.

Market Trading Risk [Member]
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Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares. In addition, the market price of shares includes a “bid-ask spread” charged by the market makers or other participants that trade the shares. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Where all or a portion of the Fund’s underlying securities trade in a foreign market that is closed when the domestic market in which the Fund’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the Fund’s domestic trading day. This could lead to differences between the market price of the Fund’s shares and the underlying value of the shares.

Growth Stock Risk [Member]
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●	Growth Stock Risk. Securities of “growth companies” (i.e., companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation) may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks (i.e., stocks that are trading at a price lower relative to their fundamentals, such as dividends, earnings, or sales) that can cushion stock prices in a falling market.

Foreign Securities Risk [Member]
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●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

American Depositary Receipts (“ADRs”) Risk [Member]
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●	American Depositary Receipts (“ADRs”) Risk. Investment in ADRs does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the ADRs and the underlying securities are quoted.

Geopolitical Risk [Member]
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●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Issuer Risk [Member]
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●	Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Large Capitalization Companies Risk [Member]
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●	Large Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large capitalization companies. Large capitalization companies generally experience slower rates of growth in earnings per share than do mid and small capitalization companies.

Small-and Mid-Capitalization Companies Risk [Member]
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●	Small-and Mid-Capitalization Companies Risk. Investing in securities of small and mid-capitalization companies may involve greater risks than investing in larger, more established issuers. Small and mid- capitalization companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers, or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility.

Inflation Risk [Member]
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●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation is often accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Market Risk [Member]
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●	Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Management Risk [Member]
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●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Options Risk [Member]
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●	Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Large Shareholder Risk [Member]
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●	Large Shareholder Risk. Certain shareholders, including the Adviser and its affiliates, may own a substantial amount of the Fund’s shares. The disposition of shares by large shareholders, resulting in redemptions through or by Authorized Participants, could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca (as defined below) and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. The form of a large shareholder’s contribution and any redemption activity in the Fund can adversely affect the tax efficiency of the Fund.

Absence of an Active Market [Member]
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●	Absence of an Active Market. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Fund shares. The absence of an active market for the Fund’s shares may lead to wider bid-ask spreads and may contribute to the Fund’s shares trading at a premium or discount to NAV. If a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells Fund shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Preferred Stock Risk [Member]
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●	Preferred Stock Risk. Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.

Trading Issues Risk [Member]
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●	Trading Issues Risk. Trading in Fund shares on NYSE Arca, Inc. (“NYSE Arca”) may be halted in certain circumstances. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Value Investing Risk [Member]
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●	Value Investing Risk. The Fund invests in “value” stocks. The portfolio managers may be wrong in the assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Risk Lose Money [Member]
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Risk [Text Block]	you may lose money by investing in the Fund.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Risk Nondiversified Status [Member]
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●	Non-Diversification Risk. As a non-diversified Fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified Fund.